Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	Granite Real Estate Investment Trust
Entity Central Index Key	0001564538
Document Type	40-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	46,832,908
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY